Goodwill	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill
10.	GOODWILL

Goodwill is comprised of the following:

	December 31,
	2012	2013
	RMB	RMB	US$
Acquisition of SH Guotong	12,507	12,507	2,066
Acquisition of the Managed Network Entities	157,664	157,664	26,044
Acquisition of Gehua	47,265	47,265	7,808
Acquisition of Fastweb	79,252	79,252	13,092
Acquisition of Tianwang and Yilong	—	36,639	6,052
Acquisition of iJoy	—	77,173	12,748

	296,688	410,500	67,810

The Company has assessed for impairment of its goodwill derived from the acquisitions of SH Guotong, the Managed Network Entities, Gehua, Fastweb, Tianwang and Yilong and iJoy. No impairment loss was recognized in any of the years presented.